Equity method investment, net - Summary combined unaudited financial information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Summary combined unaudited financial information for these equity method investees
Current assets	¥ 1,627,299		¥ 3,475,209		$ 255,358
Non-current assets	285,684		572,743		44,830
Total assets	1,912,983		4,047,952		300,188
Current liabilities	1,580,731		2,557,980		248,051
Total liabilities	1,609,306		2,581,954		252,535
Equity	303,677		1,465,998	¥ 1,589,055	47,653
Total liabilities and equity	1,912,983		4,047,952		$ 300,188
Revenue	942,380	$ 147,880	2,451,287	3,599,436
Net income/(loss)	(1,202,997)	$ (188,775)	(221,375)	(510,387)
Equity method investees
Summary combined unaudited financial information for these equity method investees
Current assets	746,693		1,001,703
Non-current assets	173,579		172,623
Total assets	920,272		1,174,326
Current liabilities	207,316		303,489
Total liabilities	207,316		303,489
Equity	712,956		870,837
Total liabilities and equity	920,272		1,174,326
Revenue	4,094		56,545	124,610
Operating income/(loss)	(4,253)		22,009	76,502
Net income/(loss)	¥ (3,994)		¥ 22,431	¥ 77,384